Condensed consolidating financial information - Condensed Consolidated Income Statement (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Revenue	[1]	£ 20,292	£ 14,751	£ 13,104
Raw materials and consumables used		(4,520)	(3,777)	(3,217)
Changes in inventories of finished goods and work in progress		(513)	44	184
Employee benefit costs		(2,679)	(2,274)	(2,039)
Depreciation, amortisation and impairment costs		(902)	(607)	(428)
Other operating income		144	176	225
Other operating expenses		(5,346)	(3,658)	(3,272)
Profit from operations		6,476	4,655	4,557
Net finance (costs)/income		(1,094)	(637)	62
Share of post-tax results of associates and joint ventures		24,209	2,227	1,236
Profit before taxation		29,591	6,245	5,855
Taxation on ordinary activities		8,113	(1,406)	(1,333)
Profit for the year		37,704	4,839	4,522
Attributable to:
Owners of the parent		37,533	4,648	4,290
Non-controlling interests		171	191	232
BAT p.l.c., Parent guarantor
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Employee benefit costs		(8)	(7)	(2)
Other operating expenses		(101)	(75)	(66)
Profit from operations		(109)	(82)	(68)
Net finance (costs)/income		3	(54)	(36)
Profit before taxation		(106)	(136)	(104)
Equity income from subsidiaries		37,704	4,839	4,522
Profit for the year		37,598	4,703	4,418
Attributable to:
Owners of the parent		37,598	4,703	4,418
RJRT, Issuer (LB)
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Revenue		3,517
Raw materials and consumables used		(346)
Changes in inventories of finished goods and work in progress		(7)
Employee benefit costs		(117)
Depreciation, amortisation and impairment costs		(28)
Other operating income		7
Other operating expenses		(2,889)
Profit from operations		137
Net finance (costs)/income		11
Profit before taxation		148
Taxation on ordinary activities		(255)
Equity income from subsidiaries		3,870
Profit for the year		3,763
Attributable to:
Owners of the parent		3,763
RAI, Issuer (RB), Subsidiary guarantor (LB)
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Employee benefit costs		(35)
Other operating income		34
Other operating expenses		(6)
Profit from operations		(7)
Net finance (costs)/income		(190)
Profit before taxation		(197)
Taxation on ordinary activities		61
Equity income from subsidiaries		4,259
Profit for the year		4,123
Attributable to:
Owners of the parent		4,123
RJRTH, Subsidiary guarantor (LB & RB)
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Employee benefit costs		(2)
Profit from operations		(2)
Net finance (costs)/income		9
Profit before taxation		7
Taxation on ordinary activities		(3)
Equity income from subsidiaries		3,893
Profit for the year		3,897
Attributable to:
Owners of the parent		3,897
All other companies, Non-guarantor subsidiaries
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Revenue		16,886	14,751	13,104
Raw materials and consumables used		(4,286)	(3,777)	(3,217)
Changes in inventories of finished goods and work in progress		(507)	44	184
Employee benefit costs		(2,525)	(2,274)	(2,039)
Depreciation, amortisation and impairment costs		(874)	(607)	(428)
Other operating income		1,859	176	225
Other operating expenses		(4,207)	(3,658)	(3,272)
Profit from operations		6,346	4,655	4,557
Net finance (costs)/income		(916)	(637)	62
Share of post-tax results of associates and joint ventures		24,209	2,227	1,236
Profit before taxation		29,639	6,245	5,855
Taxation on ordinary activities		8,310	(1,406)	(1,333)
Profit for the year		37,949	4,839	4,522
Attributable to:
Owners of the parent		37,778	4,648	4,290
Non-controlling interests		171	191	232
Eliminations
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Revenue		(111)
Raw materials and consumables used		112
Changes in inventories of finished goods and work in progress		1
Employee benefit costs		8	7	2
Other operating income		(1,756)
Other operating expenses		1,857	75	66
Profit from operations		111	82	68
Net finance (costs)/income		(11)	54	36
Profit before taxation		100	136	104
Equity income from subsidiaries		(49,726)	(4,839)	(4,522)
Profit for the year		(49,626)	(4,703)	(4,418)
Attributable to:
Owners of the parent		£ (49,626)	£ (4,703)	£ (4,418)

[1]	Revenue is net of duty, excise and other taxes of £37,780 million, £32,136 million and £27,896 million for the years ended 31 December 2017, 2016 and 2015, respectively.